RISK MANAGEMENT - Summary of Credit Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Credit Risk Exposure [Line Items]
Trade and other receivables	$ 23,024	$ 26,487
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	29,326	39,707
Credit Risk | Trade and other receivables (excluding prepayments and VAT receivable)
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	20,007	23,533
Credit Risk | Cash and cash equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	8,809	15,814
Credit Risk | Other non-current assets
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	$ 510	$ 360